Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value of long-term debt	$ 42,008
Long-term Debt	44,926	$ 41,517
Accounts receivable	11,987	$ 7,723
One Distributor [Member]
Accounts receivable	$ 4,400